Credit Risk and Concentrations (Details) - Schedule of Revenue by Reporting Segments - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue by Segment
Total segment revenue	$ 2,057	$ 2,576	$ 5,161	$ 5,225
Less discontinued operations		(11,365)	(4,856)	(12,139)
Gross profit by Segment
Gross profit by Segment	1,667	1,720	3,981	3,572
Indoor Intelligence [Member]
Revenue by Segment
Total segment revenue	840	1,337	2,749	2,734	$ 14,614	$ 11,046
Income (loss) from operations by Segment
Income (loss) from operations by Segment					(53,602)	(72,174)
Gross profit by Segment
Gross profit by Segment	597	804	1,891	1,741	10,411	7,833
Saves [Member]
Revenue by Segment
Total segment revenue	743	727	1,461	1,461	2,775	2,938
Income (loss) from operations by Segment
Income (loss) from operations by Segment					(3,876)	(1,515)
Gross profit by Segment
Gross profit by Segment	655	481	1,274	974	1,781	2,072
Shoom [Member]
Revenue by Segment
Total segment revenue	474	512	951	1,030	2,029	2,011
Income (loss) from operations by Segment
Income (loss) from operations by Segment					778	946
Gross profit by Segment
Gross profit by Segment	$ 415	$ 435	$ 816	$ 857	1,737	1,716
segment revenue [Member]
Revenue by Segment
Total segment revenue					19,418	15,995
Less discontinued operations [Member]
Gross profit by Segment
Gross profit by Segment					13,929	11,621
Less discontinued operations [Member]
Revenue by Segment
Less discontinued operations					27,894	42,922
Less discontinued operations [Member] | Less discontinued operations
Revenue by Segment
Less discontinued operations					(8,470)	(6,368)
Less discontinued operations [Member] | Less discontinued operations [Member]
Revenue by Segment
Less discontinued operations					(6,406)	(4,722)
Total segment revenue, continuing operations [Member]
Revenue by Segment
Income (loss) from operations by Segment, continuing operations					10,948	9,627
Income (loss) from operations by Segment, continuing operations [Member]
Revenue by Segment
Income (loss) from operations by Segment, continuing operations					7,523	6,899
Income (loss) from operations by Segment [Member]
Income (loss) from operations by Segment
Income (loss) from operations by Segment					(56,700)	(72,743)
Loss from operations by Segment, continuing operations [Member]
Revenue by Segment
Income (loss) from operations by Segment, continuing operations					$ (28,806)	$ (29,821)